Share buyback (Details) - EUR (€) € in Millions			12 Months Ended
		Feb. 08, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares acquired (in shares)			27,815,955	27,368,909
Repurchase of shares	[1]		€ 1,510	€ 1,508	€ 1,507
Top of range
Disclosure of classes of share capital [line items]
Value of share buyback programme		€ 1,500

[1]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback programmes announced on 10 February 2022, 8 February 2024 and 13 February 2025.